LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
SCHEDULE OF LOSS PER SHARE

The following is the calculation of loss per share:

	For the Years Ended December 31,
	2025	2024	2023
Net loss from continuing operations	$(2,102,016)	$(10,823,577)	$-
Net loss from discontinued operations	(3,468,430)	(19,289,927)	(7,446,001)
Net loss	(5,570,446)	(30,113,504)	(7,446,001)

Weighted average shares outstanding for Class A and Class B – basic and diluted	38,906	35,672	35,158

Net loss per share from continuing operations	$(54.03)	$(303.42)	$-
Net loss per share from discontinued operations	$(89.15)	$(540.77)	$(211.79)
Net loss per share	$(143.18)	$(844.19)	$(211.79)